MoA Balanced Fund Investment Strategy - MoA Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment grade bonds, where the portion in each category of securities will vary based on the Adviser's view of current economic and market conditions. The portion of the Fund's total assets invested in equity securities is primarily invested in large cap equity securities that the Adviser generally considers undervalued or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies. The portion of the Fund's total assets invested in fixed income securities is invested primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities, as managed by the fixed income and mortgage-backed securities managers of the Adviser. The Adviser evaluates each security to be purchased and selects securities based on maturity, credit quality as determined by fundamental analysis and interest income anticipated to be generated. The Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “junk bonds.” The Fund also invests in securities issued or guaranteed by the U.S. government and by U.S. government agencies and instrumentalities. Under normal circumstances, the Fund will invest at least 50% of its total assets in common stocks and at least 30% of its total assets in fixed income securities, including money market securities. Although the Fund emphasizes investments in medium- to large-capitalization companies, its investments are not limited to any particular market capitalization. The Fund is managed using a multiple-portfolio manager approach. Under this structure, the Fund’s portfolio is divided into segments, each of which is managed by one or more individual portfolio managers.